Impairment of Non-Current Assetes - Key Assumptions and Sensitivity Analysis (Details)	Dec. 31, 2019 $ / Ounce
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	4.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	12.30%
Silver, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	17.94
Gold, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	1,474
Weighted average cost of capital, measurement input [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Significant unobservable inputs, assets	0.037